Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 17
Prospectus Date	rr_ProspectusDate	Dec. 23, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 03, 2014